Commitments and Contingencies - Schedule of Future Minimum Lease Payments for Operating Leases (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2017	$ 292
2018	242
2019	241
2020	248
2021	255
Thereafter	22
Total future minimum contractual lease payments	$ 1,300